Vessel Revenue, net and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Vessel Revenue, net and Voyage Expenses [Abstract]
Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Vessel revenues from spot charters, net of commissions	3,620	-
Vessel revenues from time charters, net of commissions	16,607	23,041
Total	20,227	23,041

Net Trade Accounts Receivable Disaggregated by Revenue Source	The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Accounts receivable trade from time charters	852	1,437
Accounts receivable trade from spot charters	447	-
Total	1,299	1,437

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the six-month periods ended June 30, 2025 and 2024 were:

Customer	2025	2024
A	37%	17%
B	26%	35%
C	14%	14%
D	14%	-
E	-	12%
Total	91%	78%

Voyage Expenses from Time Charters
The following table presents the Company’s statement of operations’ figures derived from time charters and for unfixed periods for the period from for the six-month periods ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Voyage expenses from time charters	836	705
Voyage expenses from spot charters	1,371	-
Voyage expenses for unfixed periods	369	273
Total	2,576	978